SHARE-BASED COMPENSATION - Options Valuation Assumption (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Weighted-average remaining contractual life	1 year 6 months	2 years 4 months 24 days
Share-based compensation	$ 290,126	$ 1,934,561